Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

December 13, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

CIK: 0001657201

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the principal investment strategy information contained in the prospectus dated July 31, 2018, as supplemented on December 11, 2018 and filed pursuant to Rule 497(e) under the Securities Act relating to the following portfolio of the Trust: Invesco BulletShares 2026 High Yield Corporate Bond ETF.

The purpose of this filing is to submit the data in XBRL format for Invesco BulletShares 2026 High Yield Corporate Bond ETF.

Very truly yours,

Invesco Exchange-Traded Self-Indexed Fund Trust

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903     invesco.com/ETFs     @Invesco